Average Annual Total Returns		12 Months Ended	51 Months Ended	60 Months Ended	83 Months Ended	103 Months Ended	119 Months Ended	120 Months Ended
	Apr. 28, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Sweep Shares Prospectus | Sweep Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Sweep Shares
Average Annual Return, Percent		4.87%		2.20%				1.41%
Schwab Prime Advantage Money Fund | Investor Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Investor Shares
Average Annual Return, Percent		5.12%		2.41%				1.69%
Schwab Prime Advantage Money Fund | Ultra Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Ultra Shares
Average Annual Return, Percent		5.28%		2.51%				1.82%
Schwab Government Money Fund - Investor & Ultra Shares | Investor Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Investor Shares
Average Annual Return, Percent		4.98%		2.27%			1.54%
Performance Inception Date	Jan. 21, 2015
Schwab Government Money Fund - Investor & Ultra Shares | Ultra Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Ultra Shares
Average Annual Return, Percent		5.14%	2.69%
Performance Inception Date	Sep. 24, 2020
Schwab Treasury Obligations Money Fund | Investor Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Investor Shares
Average Annual Return, Percent		4.96%		2.28%				1.54%
Schwab Treasury Obligations Money Fund | Ultra Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Ultra Shares
Average Annual Return, Percent		5.12%	2.70%
Performance Inception Date	Sep. 24, 2020
Schwab Retirement Government Money Fund | Schwab Retirement Government Money Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Schwab Retirement Government Money Fund
Average Annual Return, Percent		5.14%		2.38%		1.90%
Performance Inception Date	May 17, 2016
Schwab U.S. Treasury Money Fund | Investor Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Investor Shares
Average Annual Return, Percent		4.97%		2.23%	2.07%
Performance Inception Date	Jan. 17, 2018
Schwab U.S. Treasury Money Fund | Ultra Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Ultra Shares
Average Annual Return, Percent		5.13%	2.65%
Performance Inception Date	Sep. 24, 2020
Schwab AMT Tax-Free Money Fund | Investor Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Investor Shares
Average Annual Return, Percent		3.07%		1.46%				1.03%
Schwab AMT Tax-Free Money Fund | Ultra Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Ultra Shares
Average Annual Return, Percent		3.23%	1.74%
Performance Inception Date	Sep. 24, 2020
Schwab Municipal Money Fund | Investor Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Investor Shares
Average Annual Return, Percent		3.08%		1.48%				1.03%
Schwab Municipal Money Fund | Ultra Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Ultra Shares
Average Annual Return, Percent		3.24%		1.58%				1.15%
Schwab California Municipal Money Fund | Investor Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Investor Shares
Average Annual Return, Percent		2.78%		1.31%				0.93%
Schwab California Municipal Money Fund | Ultra Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Ultra Shares
Average Annual Return, Percent		2.93%	1.56%
Performance Inception Date	Sep. 24, 2020
Schwab New York Municipal Money Fund | Investor Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Investor Shares
Average Annual Return, Percent		3.06%		1.48%				1.04%
Schwab New York Municipal Money Fund | Ultra Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Ultra Shares
Average Annual Return, Percent		3.21%	1.75%
Performance Inception Date	Sep. 24, 2020